JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Correction to Availability of Variable Investment Option

This Supplement revises the VENTURE® VARIABLE ANNUITY, VENTURE VANTAGE® VARIABLE ANNUITY, VENTURE III® VARIABLE ANNUITY, and VENTURE VISION® VARIABLE ANNUITY prospectuses dated April 29, 2013 (each, a “Prospectus”) for Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York, as follows:

For the VENTURE® VARIABLE ANNUITY Prospectus:

1. The reference on the front page of the Prospectus to footnote 1 for the Mid Cap Index Trust is deleted.

2. The availability of the Variable Investment Option corresponding to the Mid Cap Index Trust, as described on the front page of the Prospectus, should read as follows:

Mid Cap Index Trust2

  2 Not available with John Hancock USA Contracts issued on or after November 23, 2009.

For the VENTURE VANTAGE® VARIABLE ANNUITY, VENTURE III® VARIABLE ANNUITY, and VENTURE VISION® VARIABLE ANNUITY Prospectuses:

1. The reference on the front page of each Prospectus to footnote 1 for the Mid Cap Index Trust is deleted.

You should retain this Supplement for future reference.

Supplement dated August 26, 2013

08/13:	333-70728	033-79112
	333-70730	033-46217
	333-71074	333-61283
	333-71072	333-138846
	333-70850	333-83558